Notes to the interim condensed consolidated statement of financial position - Share capital (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023
Shareholders' equity
Appropriation of net income (loss)	€ 184,200,000
Issued capital	€ 957,000	€ 1,391,512.74
Number of fully authorized, subscribed and paid up shares	95,662,391	139,151,274
Nominal value		€ 0.01
Share capital
Shareholders' equity
Number of fully authorized, subscribed and paid up shares	95,662,391	139,151,274	52,477,188	52,115,807
Nominal value	€ 0.01	€ 0.01